Investments - Gross realized gains and gross realized losses from sales or maturities of available for sale securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed maturity securities
Gross Realized Gains	$ 120	$ 894	$ 1,022
Gross Realized Losses	677	144	440
Net Investment Income [Line Items]
Aggregate fair value of available for sale securities sold	10,000	11,400	12,000
Net realized gains (losses)	(557)	750	582
Fortitude RE Funds Withheld Assets
Net Investment Income [Line Items]
Net realized gains (losses)	$ (232)	$ 647	$ 660